Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 169,312,000.00
Previously Paid Amount	0.00
Total Fee Amount	23,381.99
Total Offset Amount	0.00
Net Fee	23,381.99
Narrative - Max Aggregate Offering Price	$ 169,312,000.00
Final Prospectus	true